Commitments and contingencies (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 11,941
Less than 1 year	11,941
1 to 3 years	0
3 to 5 years	0
More than 5 years	€ 0